Phoenix Investment Partners
Semiannual Report
October 31, 1999


Goodwin


Phoenix-Goodwin
California Tax
Exempt Bonds, Inc.


[LOGO] PHOENIX
       INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this semiannual financial summary for the Phoenix-Goodwin California Tax Exempt Bonds, Inc. Fund for the six months ended October 31, 1999.

  If you have any questions, please call your financial advisor or a customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Phoenix-Goodwin California Tax Exempt Bonds, Inc.

                        INVESTMENTS AT OCTOBER 31, 1999
                                  (UNAUDITED)

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          ---------  -------  --------------------
MUNICIPAL TAX-EXEMPT BONDS--97.7%
AIRPORT REVENUE--3.8%
San Francisco Airport Revenue 6.25%,
5/1/10 (FGIC Insured)...................     AAA     $ 1,000  $          1,058,750

San Francisco Airport Revenue 4.50%,
5/1/28 (MBIA Insured)...................     AAA       2,720             2,128,400
                                                              --------------------
                                                                         3,187,150
                                                              --------------------
DEVELOPMENT REVENUE--4.4%
Culver City Redevelopment Financing
Authority Revenue 4.60%, 11/1/20 (AMBAC
Insured)................................     AAA       4,500             3,723,750
GENERAL OBLIGATION--13.3%
California State G.O. 5.50%, 4/1/08
(MBIA Insured)..........................     AAA       1,500             1,567,500

California State G.O. 4.50%, 12/1/21
(FGIC Insured)..........................     AAA       3,000             2,411,250

Central School District San Bernardino
County Series A G.O. 7.05%, 5/1/16......    A(b)       1,000             1,052,500

Redwood City California Elementary
School District 5%, 8/1/15 (FGIC
Insured)................................     AAA       3,875             3,584,375
Walnut Valley Unified School District
Series A G.O. 0%, 8/1/19 (MBIA
Insured)................................     AAA       8,480             2,533,400
                                                              --------------------
                                                                        11,149,025
                                                              --------------------
GENERAL REVENUE--6.1%
Anaheim Public Financing Series C 6%,
9/1/16 (FSA Insured)....................     AAA       2,600             2,704,000

Orange County Recovery COP Series A
5.80%, 7/1/16 (MBIA Insured)............     AAA       1,500             1,515,000

San Mateo County Lease Revenue 5.125%,
7/1/18 (MBIA Insured)...................     AAA       1,000               920,000
                                                              --------------------
                                                                         5,139,000
                                                              --------------------
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          ---------  -------  --------------------
MEDICAL REVENUE--3.6%
California Health Facilities Financing
Authority 7.30%, 11/1/20 (CA Mortgage
Insured)................................     AA-     $ 1,400  $          1,456,952

California Health Facilities Financing
Authority 6.25%, 7/1/22.................     AA-       1,500             1,526,250
                                                              --------------------
                                                                         2,983,202
                                                              --------------------
MULTIFAMILY REVENUE--2.5%
L.A. Community Redevelopment Agency
Series A 6.55%, 1/1/27 (AMBAC/FHA
Insured)................................     AAA       2,000             2,072,500
MUNICIPAL UTILITY DISTRICT REVENUE--10.2%
Delta Diablo Sanitation District COP 0%,
12/1/16 (MBIA Insured)..................     AAA       1,070               395,900

L.A. Wastewater System Revenue Series D
4.70%, 11/1/17 (FGIC Insured)...........     AAA       7,000             6,063,750

Sacramento Cogeneration Authority
Project Revenue 6.375%, 7/1/10..........     BBB         500               523,125

Sacramento Municipal Utility District
Electric Revenue Series K 5.75%, 7/1/18
(AMBAC Insured).........................     AAA       1,500             1,505,625
                                                              --------------------
                                                                         8,488,400
                                                              --------------------
POWER REVENUE--1.0%
Southern California Public Power
Authority Revenue 5.50%, 7/1/20.........      A          915               865,819
PRE-REFUNDED--42.2%
Covina Community Redevelopment Agency
8.80%, 1/1/08(c)........................     NR        1,150             1,332,562

Hayward Hospital Revenue (St. Rose
Hospital) 10%, 10/1/04(c)...............     AAA         370               415,787

Huntington Park Redevelopment Agency 8%,
12/1/19(c)..............................     AAA       2,400             3,066,000

L.A. Harbor Department 7.60%,
10/1/18(c)..............................     AAA       1,075             1,271,188

MSR Public Power Agency Series D 6.75%
7/1/20 (MBIA Insured)(c)................     AAA       3,500             3,836,875

2                      See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bonds, Inc.

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          ---------  -------  --------------------
PRE-REFUNDED--CONTINUED
Northern California Power Agency Public
Power Hydro Electric 7.50%, 7/1/23
(AMBAC Insured).........................     AAA     $   195  $            234,975
Orange County Water District COP 7%,
8/15/15.................................     AAA       1,000             1,045,000

Pasedena COP 6.75%, 8/1/15..............   AAA(b)      2,000             2,083,920
Pomona Unified School District G.O.
Series C 5.60%, 8/1/12 (MBIA
Insured)(c).............................     AAA       1,500             1,533,750

Puerto Rico Electric Power Authority
Series P 7%, 7/1/21.....................    BBB+       2,500             2,668,750

Puerto Rico Highway and Transportation
Authority Revenue Series T 6.625%,
7/1/18..................................     AAA         200               215,000

Puerto Rico Highway and Transportation
Authority Revenue Series T 6.625%,
7/1/18..................................      A          800               860,000
Puerto Rico Public Building Authority
Series L 6.875%, 7/1/21.................     AAA       3,170             3,427,563
Redlands COP Series C 7%, 12/1/22 (MBIA
Insured)................................     AAA       1,000             1,053,740

Riverside County 8.625%, 5/1/16 (GNMA
Collaterized)(c)........................     AAA         700               924,000

Riverside County 7.80%, 5/1/21 (GNMA
Collaterized)(c)........................     AAA       4,000             4,980,000

Sacramento Cogeneration Authority
Project Revenue 6.375%, 7/1/10..........     NR          500               553,750

San Bernandino County COP Series B 7%,
8/1/28..................................     AAA       2,200             2,351,250
San Bernandino School Health Care
Sisters of Charity Series A 7%,
7/1/21..................................     AA        1,500             1,599,375
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          ---------  -------  --------------------
PRE-REFUNDED--CONTINUED

Torrance Hospital Revenue 7.10%,
12/1/15.................................     AAA     $ 1,665  $          1,800,281
                                                              --------------------
                                                                        35,253,766
                                                              --------------------
SPECIAL OBLIGATION REVENUE--1.2%
Sacramento Flood Control Agency 5.375%,
10/1/15 (FGIC Insured)..................     AAA       1,000               972,500
WATER REVENUE--9.4%
Chino Basin Financing Authority Revenue
5.90%, 8/1/11 (AMBAC Insured)...........     AAA       2,000             2,120,000

Contra Costa Water District Revenue
Series G 5.75%, 10/1/14 (MBIA Insured)..     AAA       3,100             3,142,625

Long Beach California Water Revenue
Series A 5%, 5/1/24 (MBIA Insured)......     AAA       2,000             1,740,000

Metropolitan Water District Waterworks
Revenue Series A 4.75%, 7/1/22..........     AA        1,000               837,500
                                                              --------------------
                                                                         7,840,125
                                                              --------------------
----------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $80,634,023)                                           81,675,237
----------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.7%
(IDENTIFIED COST $80,634,023)                                           81,675,237
----------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--0.5%
COMMERCIAL PAPER--0.5%
Koch Industries, Inc. 5.34%, 11/1/99....    A-1+         425               424,874
----------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $425,000)                                                 424,874
----------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $81,059,023)                                           82,100,111(a)
Cash and receivables, less liabilities--1.8%                             1,467,520
                                                              --------------------
NET ASSETS--100.0%                                            $         83,567,631
                                                              ====================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,026,016 and gross depreciation of $1,984,928 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $81,059,023.
(b)  As rated by Moody's, Duff & Phelps or Fitch.
(c)  Escrowed to Maturity.
     At October 31, 1999, the concentration of the Fund's investments by State, determined as a percentage of total investments, is as follows: California 91% and Puerto Rico 9%.
     At October 31, 1999, 64.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA, 24%, AMBAC, 12% and FGIC, 17%.

                       See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bonds, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $81,059,023)                               $  82,100,111
Cash                                                                    108
Receivables
  Interest                                                        1,657,636
  Fund shares sold                                                   42,111
Prepaid expenses                                                      1,767
                                                              -------------
    Total assets                                                 83,801,733
                                                              -------------
LIABILITIES
Payables
  Fund shares repurchased                                             1,650
  Dividend distributions                                             69,914
  Investment advisory fee                                            32,451
  Transfer agent fee                                                 23,683
  Distribution fee                                                   19,165
  Financial agent fee                                                 6,504
  Trustees' fee                                                       5,633
Accrued expenses                                                     75,102
                                                              -------------
    Total liabilities                                               234,102
                                                              -------------
NET ASSETS                                                    $  83,567,631
                                                              =============
NET ASSETS CONSIST OF:
Capital paid in on shares of common stock                     $  81,565,756
Undistributed net investment loss                                   (69,433)
Accumulated net realized gain                                     1,030,220
Net unrealized appreciation                                       1,041,088
                                                              -------------
NET ASSETS                                                    $  83,567,631
                                                              =============
CLASS A
Shares of common stock outstanding, $0.01 par value,
  250,000,000 shares authorized (Net Assets $81,813,904)          6,679,250
Net asset value per share                                            $12.25
Offering price per share $12.25/(1-4.75%)                            $12.86
CLASS B
Shares of common stock outstanding, $0.01 par value,
  250,000,000 shares authorized (Net Assets $1,753,727)             142,987
Net asset value and offering price per share                         $12.26

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $   2,665,354
                                                              -------------
    Total investment income                                       2,665,354
                                                              -------------
EXPENSES
Investment advisory fee                                             205,925
Distribution fee, Class A                                           112,120
Distribution fee, Class B                                             9,130
Financial agent fee                                                  51,896
Transfer agent                                                       55,189
Printing                                                             27,516
Professional                                                         16,201
Registration                                                         11,959
Trustees                                                              8,469
Custodian                                                             5,438
Miscellaneous                                                        10,541
                                                              -------------
    Total expenses                                                  514,384
                                                              -------------
NET INVESTMENT INCOME                                             2,150,970
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     210,522
Net change in unrealized appreciation (depreciation) on
  investments                                                    (6,910,474)
                                                              -------------
NET LOSS ON INVESTMENTS                                          (6,699,952)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (4,548,982)
                                                              =============

4                      See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bonds, Inc.

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            10/31/99       Year Ended
                                          (Unaudited)       4/30/99
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $  2,150,970    $  4,764,567
  Net realized gain (loss)                     210,522         997,780
  Net change in unrealized appreciation
    (depreciation)                          (6,910,474)        112,639
                                          ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (4,548,982)      5,874,986
                                          ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (2,131,631)     (4,660,039)
  Net investment income, Class B               (36,363)        (69,380)
  Net realized gains, Class A                       --        (495,087)
  Net realized gains, Class B                       --          (8,845)
                                          ------------    ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (2,167,994)     (5,233,351)
                                          ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (134,614
    and 951,723 shares, respectively)        1,727,556      12,621,925
  Net asset value of shares issued from
    reinvestment of distributions
    (70,928 and 172,258 shares,
    respectively)                              896,252       2,289,980
  Cost of shares repurchased (749,851
    and 1,701,261 shares, respectively)     (9,457,572)    (22,628,530)
                                          ------------    ------------
Total                                       (6,833,764)     (7,716,625)
                                          ------------    ------------
CLASS B
  Proceeds from sales of shares (19,479
    and 28,783 shares, respectively)           246,987         382,076
  Net asset value of shares issued from
    reinvestment of distributions
    (1,428 and 3,219 shares,
    respectively)                               18,096          42,838
  Cost of shares repurchased (21,655 and
    7,282 shares, respectively)               (274,284)        (97,065)
                                          ------------    ------------
Total                                           (9,201)        327,849
                                          ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (6,842,965)     (7,388,776)
                                          ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (13,559,941)     (6,747,141)
NET ASSETS
  Beginning of period                       97,127,572     103,874,713
                                          ------------    ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME
    OF ($69,433) AND ($52,409),
    RESPECTIVELY]                         $ 83,567,631    $ 97,127,572
                                          ============    ============

                       See Notes to Financial Statements                       5

Phoenix-Goodwin California Tax Exempt Bonds, Inc.

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                       CLASS A
                                          ------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                        YEAR ENDED APRIL 30
                                          10/31/99       ---------------------------------------------------
                                          (UNAUDITED)      1999      1998      1997      1996      1995
Net asset value, beginning of period         $13.18      $13.12    $12.72    $12.77    $12.63       $13.03
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                 0.30        0.64      0.65      0.66      0.67         0.71
  Net realized and unrealized gain
    (loss)                                    (0.93)       0.11      0.47      0.04      0.20         0.05
                                             ------      ------    ------    ------    ------       ------
      TOTAL FROM INVESTMENT OPERATIONS        (0.63)       0.75      1.12      0.70      0.87         0.76
                                             ------      ------    ------    ------    ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income        (0.30)      (0.63)    (0.65)    (0.66)    (0.67)       (0.76)
  Distributions in excess of net
    investment income                            --          --        --        --     (0.01)          --
  Distributions from net realized gains          --       (0.06)    (0.07)    (0.09)    (0.03)       (0.31)
  Distributions in excess of accumulated
    net realized gains                           --          --        --        --     (0.02)       (0.09)
                                             ------      ------    ------    ------    ------       ------
      TOTAL DISTRIBUTIONS                     (0.30)      (0.69)    (0.72)    (0.75)    (0.73)       (1.16)
                                             ------      ------    ------    ------    ------       ------
Change in net asset value                     (0.93)       0.06      0.40     (0.05)     0.14        (0.40)
                                             ------      ------    ------    ------    ------       ------
NET ASSET VALUE, END OF PERIOD               $12.25      $13.18    $13.12    $12.72    $12.77       $12.63
                                             ======      ======    ======    ======    ======       ======
Total return(1)                               (4.83)%(3)   5.92%     8.84%     5.56%     6.92%        6.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $81,814      $95,230   $102,312  $109,358  $113,806   $117,370
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.11%(2)    1.00%     0.96%     0.93%     0.99%        0.93%
  Net investment income                        4.70%(2)    4.72%     4.90%     5.13%     5.15%        5.63%
Portfolio turnover                                6%(3)      14%        9%       17%       20%          51%

                                                                       CLASS B
                                          ------------------------------------------------------------------
                                          SIX MONTHS                                               FROM
                                            ENDED                 YEAR ENDED APRIL 30            INCEPTION
                                          10/31/99       -------------------------------------   7/26/94 TO
                                          (UNAUDITED)      1999      1998      1997      1996     4/30/95
Net asset value, beginning of period         $13.20      $13.13    $12.73    $12.77    $12.63       $13.04
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                 0.25        0.54      0.56      0.56      0.56(4)      0.48
  Net realized and unrealized gain
    (loss)                                    (0.94)       0.12      0.46      0.05      0.20         0.01
                                             ------      ------    ------    ------    ------       ------
      TOTAL FROM INVESTMENT OPERATIONS        (0.69)       0.66      1.02      0.61      0.76         0.49
                                             ------      ------    ------    ------    ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income        (0.25)      (0.53)    (0.55)    (0.56)    (0.56)       (0.50)
  Distributions in excess of net
    investment income                            --          --        --        --     (0.01)          --
  Distributions from net realized gains          --       (0.06)    (0.07)    (0.09)    (0.03)       (0.31)
  Distributions in excess of accumulated
    net realized gains                           --          --        --        --     (0.02)       (0.09)
                                             ------      ------    ------    ------    ------       ------
      TOTAL DISTRIBUTIONS                     (0.25)      (0.59)    (0.62)    (0.65)    (0.62)       (0.90)
                                             ------      ------    ------    ------    ------       ------
Change in net asset value                     (0.94)       0.07      0.40     (0.04)     0.14        (0.41)
                                             ------      ------    ------    ------    ------       ------
NET ASSET VALUE, END OF PERIOD               $12.26      $13.20    $13.13    $12.73    $12.77       $12.63
                                             ======      ======    ======    ======    ======       ======
Total return(1)                               (5.18)%(3)   5.11%     8.10%     4.84%     6.10%        4.10%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $1,754      $1,897    $1,562    $1,359    $1,258         $460
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.85%(2)    1.75%     1.71%     1.68%     1.78%        1.55%(2)
  Net investment income                        3.95%(2)    3.97%     4.15%     4.37%     4.32%        4.90%(2)
Portfolio turnover                                6%(3)      14%        9%       17%       20%          51%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized
(3)  Not annualized
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BONDS, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Goodwin California Tax Exempt Bonds, Inc. (the "Fund") is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as Federal income tax, consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Directors.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Effective June 1, 1998, National Securities and Research Corporation assigned its investment advisory agreement to Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $3,935 for Class A shares and deferred sales charges of $4,469 for Class B shares for the six months ended October 31, 1999. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1999, $14,647 was earned by the Distributor, $106,581 was paid to unaffiliated participants and $22 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BONDS, INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended October 31, 1999, transfer agent fees were $55,189, of which PEPCO retained $9,720, which is net of fees paid to State Street.

  At October 31, 1999, PHL and affiliates held 232 Class A shares and 10,623 Class B shares of the Fund with a combined value of $133,080.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities and futures, for the six months ended October 31, 1999, aggregated $5,702,335 and $11,543,445, respectively. There were no purchases or sales of long-term US Government securities.

4. ASSET CONCENTRATION

  There are certain risks arising from the Fund's concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

  This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bonds, Inc. unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)

A special meeting of Shareholders of the Phoenix-Goodwin California Tax Exempt Bonds, Inc. was held on August 11, 1999 to approve the following matter:

    1. Approval of a change in the name of the Fund to Phoenix-Goodwin California Tax Exempt Bonds, Inc.

On the record date for this meeting there were 7,290,829 shares outstanding and 69.68% of the shares outstanding and entitled to vote were present by proxy.

NUMBER OF VOTES

                                                                 FOR      AGAINST    ABSTAIN
                                                              ---------   --------   --------
1. Approval of name change                                    4,744,198    83,918    252,393

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BONDS, INC.
101 Munson Street
Greenfield, Massachusetts 01301

DIRECTORS
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Timothy M. Heaney, Vice President
Michael Kearney, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

World Wide Web address:
WWW.PHOENIXINVESTMENTS.COM

Phoenix Equity Planning Corporation
PO Box 2200
Enfield CT 06083-2200


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